N-4		1 Months Ended
	Apr. 14, 2026	Jan. 29, 2026	Dec. 14, 2025	Nov. 14, 2025	Oct. 14, 2025	Sep. 14, 2025	Aug. 14, 2025	Jul. 17, 2025	Jun. 15, 2025	May 14, 2025	Apr. 14, 2025	Mar. 16, 2025	Feb. 17, 2025	Jan. 14, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN NATIONAL LIFE INSURANCE CO /IN/
Entity Central Index Key	0000726865
Entity Investment Company Type	N-4
Document Period End Date	Apr. 14, 2026
Amendment Flag	false
Level Advantage 2 Access
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
Lincoln Level Advantage 2® Crediting Rates with Account Value Death Benefit
Lincoln Level Advantage 2® Access
Index Name	12/16/2024 - 1/14/2025	1/15/2025 - 2/17/2025	2/18/2025 - 3/16/2025	3/17/2025 - 4/14/2025	4/15/2025 - 5/14/2025	5/15/2025 - 6/15/2025	6/16/2025 - 7/17/2025	7/18/2025 - 8/14/2025	8/15/2025 - 9/14/2025	9/15/2025 - 10/14/2025	10/15/2025 - 11/14/2025	11/15/2025 - 12/14/2025	12/15/2025 - 1/29/2026
1 Year S&P 500® Price Return Index Performance Cap 10% Protection Level	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	16.00%
1 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	13.25%	13.25%	13.25%	13.25%	13.25%	13.25%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%
1 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.50%
1 Year S&P 500® Price Return Index Performance Cap 100% Protection Level	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
1 Year Russell 2000® Price Return Index Performance Cap 10% Protection Level	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
1 Year MSCI EAFE Index Performance Cap 10% Protection Level	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
1 Year Capital Strength Net Fee Index Performance Cap 10% Protection Level	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
1 Year Capital Strength Net Fee Index Performance Cap 15% Protection Level	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%
1 Year First Trust American Leadership IndexSM Performance Cap 10% Protection Level	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
1 Year First Trust American Leadership IndexSM Performance Cap 15% Protection Level	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
1 Year Capital Group Growth ETF Performance Cap 10% Protection Level	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
1 Year Capital Group Growth ETF Performance Cap 15% Protection Level	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%
1 Year Capital Group Global Growth Equity ETF Performance Cap 10% Protection Level	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%
1 Year Capital Group Global Growth Equity ETF Performance Cap 15% Protection Level	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
1 Year S&P 500® Price Return Index Dual Performance Trigger Rate 10% Protection Level	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
1 Year Russell 2000® Price Return Index Dual Performance Trigger Rate 10% Protection Level	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
1 Year Capital strength Net Fee Index Dual Performance Trigger Rate 10% Protection Level	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
1 Year First Trust American Leadership IndexTM Dual Performance Trigger Rate 10% Protection Level	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
1 Year Capital Group Growth ETF Dual Performance Trigger Rate 10% Protection Level	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
1 Year Capital Group Global Growth Equity ETF Dual Performance Trigger Rate 10% Protection Level	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
1 Year S&P 500® Price Return Index Performance Trigger Rate 10% Protection Level	10.75%	10.75%	10.75%	10.75%	10.75%	10.75%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
1 Year S&P 500® Price Return Index Performance Trigger Rate 15% Protection Level	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
1 Year S&P 500® Price Return Index Performance Trigger Rate 20% Protection Level	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%
1 Year Capital Group Growth ETF Performance Trigger Rate 10% Protection Level	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
1 Year Capital Group Growth ETF Performance Trigger Rate 15% Protection Level	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
1 Year Capital Group Global Growth Equity ETF Performance Trigger Rate 10% Protection Level	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
1 Year Capital Group Global Growth Equity ETF Performance Trigger Rate 15% Protection Level	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
3 Year S&P 500® Price Return Index Participation Rate 10% Protection Level	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
3 Year Capital Strength Net Fee IndexSM Participation Rate 10% Proction Level	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%
3 Year First Trust American Leadership IndexTM Participation Rate 10% Protection Level	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%
6 Year S&P 500® Price Return Index Performance Cap Annual Lock 10% Protection Level	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
6 Year Russell 2000® Price Return Index Peformance Cap Annual Lock 10% Protection Level	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%
6 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	150.00%
6 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	125.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	90.00%	90.00%
6 Year S&P 500® Price Return Index Performance Cap 25% Protection Level	85.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%
6 Year S&P 500® Price Return Index Performance Cap 30% Protection Level	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
6 Year Russell 2000® Price Return Index Performance Cap 15% Protection Level	125.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
6 Year Russell 2000® Price Return Index Performance Cap 20% Protection Level	100.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
6 Year Russell 2000® Price Return Index Performance Cap 25% Protection Level	90.00%	90.00%	90.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%
6 Year Russell 2000® Price Return Index Performance Cap 30% Protection Level	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 15% Protection Level	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 20% Protection Level	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 25% Protection Level	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	85.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 30% Protection Level	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
6 Year First Trust American Leadership IndexTM Performance Cap 15% Protection Level	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	150.00%
6 Year First Trust American Leadership IndexTM Performance Cap 20% Protection Level	100.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
6 Year First Trust American Leadership IndexTM Performance Cap 25% Protection Level	90.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
6 Year First Trust American Leadership IndexTM Performance Cap 30% Protection Level	70.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
6 Year S&P 500® Price Return index Participation Rate 10% Protection Level	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	103.00%	103.00%	103.00%	103.00%	101.00%	101.00%
6 Year Russell 2000® Price Return Index Participation Rate 10% Protection Level	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
6 Year MSCI EAFE Index Participation Rate 10% Protection Level	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%
6 Year Capital Strength Net Fee IndexSM Participation Rate 10% Protection Level	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
6 Year First Trust American Leadership IndexTM Participation Rate 10% Protection Level	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	105.00%
6 Year S&P 500® Price Return Index Dual10 Plus	999.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	125.00%	125.00%	125.00%	125.00%	125.00%	105.00%
6 Year S&P 500® Price Return Index Dual15 Plus	125.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	90.00%	90.00%	90.00%	90.00%	90.00%	80.00%
6 Year Russell 2000® Price Return Index Dual15 Plus	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
6 Year Capital Strength Net Fee IndexSM Dual15 Plus	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	70.00%	70.00%	70.00%	70.00%	70.00%	60.00%
6 Year First Trust American Leadership IndexTM Dual15 Plus	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	115.00%	115.00%	115.00%	115.00%	115.00%	105.00%

Level Advantage 2 Access | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%
Level Advantage 2 Access | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.75%	16.75%	16.75%	16.75%	16.75%	16.75%	16.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%
Level Advantage 2 Access | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.25%	13.25%	13.25%	13.25%	13.25%	13.25%
Level Advantage 2 Access | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.25%	13.25%	13.25%	13.25%	13.25%	13.25%	13.25%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
Level Advantage 2 Access | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		150.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Access | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		105.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage 2 Access | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.50%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%
Level Advantage 2 Access | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.25%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
Level Advantage 2 Access | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	125.00%
Level Advantage 2 Access | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	80.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	100.00%
Level Advantage 2 Access | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Level Advantage 2 Access | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
Level Advantage 2 Access | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	85.00%
Level Advantage 2 Access | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	75.00%
Level Advantage 2 Access | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Level Advantage 2 Access | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%
Level Advantage 2 Access | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		101.00%	101.00%	103.00%	103.00%	103.00%	103.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%
Level Advantage 2 Access | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	101.00%	101.00%	101.00%	101.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Level Advantage 2 Access | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
Level Advantage 2 Access | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%
Level Advantage 2 Access | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	10.75%	10.75%	10.75%	10.75%	10.75%	10.75%
Level Advantage 2 Access | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
Level Advantage 2 Access | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Level Advantage 2 Access | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%
Level Advantage 2 Access | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%
Level Advantage 2 Access | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Level Advantage 2 Access | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
Level Advantage 2 Access | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Level Advantage 2 Access | SP 500 Price Return Index | Dual Rate | Dual Plus 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		105.00%	125.00%	125.00%	125.00%	125.00%	125.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	999.00%
Level Advantage 2 Access | SP 500 Price Return Index | Dual Rate | Dual Plus 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	100.00%	100.00%	100.00%	100.00%	100.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	500.00%
Level Advantage 2 Access | SP 500 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	90.00%	90.00%	90.00%	90.00%	90.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	125.00%
Level Advantage 2 Access | SP 500 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		75.00%	85.00%	85.00%	85.00%	85.00%	85.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	100.00%
Level Advantage 2 Access | SP 500 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
Level Advantage 2 Access | SP 500 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
Level Advantage 2 Access | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Level Advantage 2 Access | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%
Level Advantage 2 Access | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	125.00%
Level Advantage 2 Access | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	115.00%
Level Advantage 2 Access | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	100.00%
Level Advantage 2 Access | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	80.00%	80.00%	90.00%
Level Advantage 2 Access | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	90.00%	90.00%	90.00%
Level Advantage 2 Access | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	85.00%	85.00%	85.00%
Level Advantage 2 Access | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
Level Advantage 2 Access | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%
Level Advantage 2 Access | Russell 2000 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%
Level Advantage 2 Access | Russell 2000 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Level Advantage 2 Access | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Level Advantage 2 Access | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
Level Advantage 2 Access | Russell 2000 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
Level Advantage 2 Access | Russell 2000 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Level Advantage 2 Access | Russell 2000 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%
Level Advantage 2 Access | Russell 2000 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | AccountContract Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Level Advantage 2 Access | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Level Advantage 2 Access | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%
Level Advantage 2 Access | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%
Level Advantage 2 Access | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
Level Advantage 2 Access | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%
Level Advantage 2 Access | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage 2 Access | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage 2 Access | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%
Level Advantage 2 Access | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		85.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
Level Advantage 2 Access | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%
Level Advantage 2 Access | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
Level Advantage 2 Access | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Level Advantage 2 Access | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%
Level Advantage 2 Access | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
Level Advantage 2 Access | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%
Level Advantage 2 Access | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%
Level Advantage 2 Access | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Level Advantage 2 Access | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
Level Advantage 2 Access | Capital Strength Net Fee Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	70.00%	70.00%	70.00%	70.00%	70.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
Level Advantage 2 Access | Capital Strength Net Fee Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		55.00%	65.00%	65.00%	65.00%	65.00%	65.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
Level Advantage 2 Access | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
Level Advantage 2 Access | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		17.75%	17.75%	17.75%	17.75%	17.75%	17.75%	17.75%	17.75%	17.75%	17.75%	17.75%	17.75%	17.75%
Level Advantage 2 Access | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Level Advantage 2 Access | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%
Level Advantage 2 Access | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		150.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage 2 Access | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%
Level Advantage 2 Access | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	100.00%
Level Advantage 2 Access | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	90.00%
Level Advantage 2 Access | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	90.00%
Level Advantage 2 Access | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	85.00%
Level Advantage 2 Access | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	70.00%
Level Advantage 2 Access | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	65.00%
Level Advantage 2 Access | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		105.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
Level Advantage 2 Access | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%
Level Advantage 2 Access | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%
Level Advantage 2 Access | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
Level Advantage 2 Access | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
Level Advantage 2 Access | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Level Advantage 2 Access | First Trust American Leadership Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		105.00%	115.00%	115.00%	115.00%	115.00%	115.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Access | First Trust American Leadership Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		95.00%	105.00%	105.00%	105.00%	105.00%	105.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage 2 Access | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Level Advantage 2 Access | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%
Level Advantage 2 Access | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%
Level Advantage 2 Access | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%
Level Advantage 2 Access | Capital Group Growth ETF | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%
Level Advantage 2 Access | Capital Group Growth ETF | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		17.75%	17.75%	17.75%	17.75%	17.75%	17.75%	17.75%	17.25%	17.25%	17.25%	17.25%	17.25%	17.25%
Level Advantage 2 Access | Capital Group Growth ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%
Level Advantage 2 Access | Capital Group Growth ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%
Level Advantage 2 Access | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
Level Advantage 2 Access | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%
Level Advantage 2 Access | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
Level Advantage 2 Access | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%
Level Advantage 2 Access | Capital Group Growth ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Level Advantage 2 Access | Capital Group Growth ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%
Level Advantage 2 Access | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%
Level Advantage 2 Access | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%
Level Advantage 2 Access | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
Level Advantage 2 Access | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%
Level Advantage 2 Access | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%
Level Advantage 2 Access | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	10.75%	10.75%	10.75%	10.75%	10.75%	10.75%
Level Advantage 2 Access | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
Level Advantage 2 Access | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%
Level Advantage 2 Access | Capital Group Global Growth Equity ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Level Advantage 2 Access | Capital Group Global Growth Equity ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
Level Advantage 2 Advisory
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
Lincoln Level Advantage 2® Crediting Rates with Account Value Death Benefit
Lincoln Level Advantage 2® Advisory
Index Name	12/16/2024 - 1/14/2025	1/15/2025 - 2/17/2025	2/18/2025 - 3/16/2025	3/17/2025 - 4/14/2025	4/15/2025 - 5/14/2025	5/15/2025 - 6/15/2025	6/16/2025 - 7/17/2025	7/18/2025 - 8/14/2025	8/15/2025 - 9/14/2025	9/15/2025 - 10/14/2025	10/15/2025 - 11/14/2025	11/15/2025 - 12/14/2025	12/15/2025 - 1/29/2026
1 Year S&P 500® Price Return Index Performance Cap 10% Protection Level	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	18.00%
1 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%
1 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.25%
1 Year S&P 500® Price Return Index Performance Cap 100% Protection Level	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
1 Year Russell 2000® Price Return Index Performance Cap 10% Protection Level	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%
1 Year MSCI EAFE Index Performance Cap 10% Protection Level	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%
1 Year Capital Strength Net Fee Index Performance Cap 10% Protection Level	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%
1 Year Capital Strength Net Fee Index Performance Cap 15% Protection Level	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%
1 Year First Trust American Leadership IndexSM Performance Cap 10% Protection Level	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
1 Year First Trust American Leadership IndexSM Performance Cap 15% Protection Level	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%
1 Year Capital Group Growth ETF Performance Cap 10% Protection Level	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.50%	19.50%	19.50%	19.50%	19.50%	19.50%	19.50%
1 Year Capital Group Growth ETF Performance Cap 15% Protection Level	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
1 Year Capital Group Global Growth Equity ETF Performance Cap 10% Protection Level	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%
1 Year Capital Group Global Growth Equity ETF Performance Cap 15% Protection Level	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
1 Year S&P 500® Price Return Index Dual Performance Trigger Rate 10% Protection Level	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
1 Year Russell 2000® Price Return Index Dual Performance Trigger Rate 10% Protection Level	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%
1 Year Capital strength Net Fee Index Dual Performance Trigger Rate 10% Protection Level	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%
1 Year First Trust American Leadership IndexTM Dual Performance Trigger Rate 10% Protection Level	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
1 Year Capital Group Growth ETF Dual Performance Trigger Rate 10% Protection Level	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%
1 Year Capital Group Global Growth Equity ETF Dual Performance Trigger Rate 10% Protection Level	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%
1 Year S&P 500® Price Return Index Performance Trigger Rate 10% Protection Level	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%
1 Year S&P 500® Price Return Index Performance Trigger Rate 15% Protection Level	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
1 Year S&P 500® Price Return Index Performance Trigger Rate 20% Protection Level	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
1 Year Capital Group Growth ETF Performance Trigger Rate 10% Protection Level	13.25%	13.25%	13.25%	13.25%	13.25%	13.25%	13.75%	13.75%	13.75%	13.75%	13.75%	13.75%	13.75%
1 Year Capital Group Growth ETF Performance Trigger Rate 15% Protection Level	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%
1 Year Capital Group Global Growth Equity ETF Performance Trigger Rate 10% Protection Level	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%
1 Year Capital Group Global Growth Equity ETF Performance Trigger Rate 15% Protection Level	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%
3 Year S&P 500® Price Return Index Participation Rate 10% Protection Level	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%
3 Year Capital Strength Net Fee IndexSM Participation Rate 10% Proction Level	123.00%	123.00%	123.00%	123.00%	123.00%	123.00%	123.00%	123.00%	123.00%	123.00%	123.00%	123.00%	123.00%
3 Year First Trust American Leadership IndexTM Participation Rate 10% Protection Level	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%
6 Year S&P 500® Price Return Index Performance Cap Annual Lock 10% Protection Level	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
6 Year Russell 2000® Price Return Index Peformance Cap Annual Lock 10% Protection Level	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
6 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%
6 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
6 Year S&P 500® Price Return Index Performance Cap 25% Protection Level	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%
6 Year S&P 500® Price Return Index Performance Cap 30% Protection Level	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
6 Year Russell 2000® Price Return Index Performance Cap 15% Protection Level	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%
6 Year Russell 2000® Price Return Index Performance Cap 20% Protection Level	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
6 Year Russell 2000® Price Return Index Performance Cap 25% Protection Level	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%
6 Year Russell 2000® Price Return Index Performance Cap 30% Protection Level	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 15% Protection Level	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 20% Protection Level	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 25% Protection Level	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 30% Protection Level	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
6 Year First Trust American Leadership IndexTM Performance Cap 15% Protection Level	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%
6 Year First Trust American Leadership IndexTM Performance Cap 20% Protection Level	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
6 Year First Trust American Leadership IndexTM Performance Cap 25% Protection Level	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%
6 Year First Trust American Leadership IndexTM Performance Cap 30% Protection Level	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
6 Year S&P 500® Price Return index Participation Rate 10% Protection Level	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%
6 Year Russell 2000® Price Return Index Participation Rate 10% Protection Level	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%
6 Year MSCI EAFE Index Participation Rate 10% Protection Level	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%
6 Year Capital Strength Net Fee IndexSM Participation Rate 10% Protection Level	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%
6 Year First Trust American Leadership IndexTM Participation Rate 10% Protection Level	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	120.00%
6 Year S&P 500® Price Return Index Dual10 Plus	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%
6 Year S&P 500® Price Return Index Dual15 Plus	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	200.00%
6 Year Russell 2000® Price Return Index Dual15 Plus	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%
6 Year Capital Strength Net Fee IndexSM Dual15 Plus	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	200.00%
6 Year First Trust American Leadership IndexTM Dual15 Plus	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	200.00%

Level Advantage 2 Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		18.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		17.50%	18.50%	18.50%	18.50%	18.50%	18.50%	18.50%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%
Level Advantage 2 Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.50%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%
Level Advantage 2 Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.25%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.25%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%
Level Advantage 2 Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.75%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%
Level Advantage 2 Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		112.00%	112.00%	112.00%	112.00%	112.00%	112.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		112.00%	112.00%	112.00%	112.00%	112.00%	112.00%	112.00%	112.00%	112.00%	112.00%	112.00%	112.00%	112.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
Level Advantage 2 Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%
Level Advantage 2 Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
Level Advantage 2 Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%
Level Advantage 2 Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%
Level Advantage 2 Advisory | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
Level Advantage 2 Advisory | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%
Level Advantage 2 Advisory | SP 500 Price Return Index | Dual Rate | Dual Plus 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Dual Rate | Dual Plus 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		200.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		150.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Level Advantage 2 Advisory | SP 500 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%
Level Advantage 2 Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%
Level Advantage 2 Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		22.50%	22.50%	22.50%	22.50%	22.50%	22.50%	22.50%	22.50%	22.50%	22.50%	22.50%	22.50%	22.50%
Level Advantage 2 Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%
Level Advantage 2 Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage 2 Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage 2 Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage 2 Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%
Level Advantage 2 Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Advisory | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage 2 Advisory | Russell 2000 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%
Level Advantage 2 Advisory | Russell 2000 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%
Level Advantage 2 Advisory | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%
Level Advantage 2 Advisory | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Level Advantage 2 Advisory | Russell 2000 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%
Level Advantage 2 Advisory | Russell 2000 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%
Level Advantage 2 Advisory | Russell 2000 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%
Level Advantage 2 Advisory | Russell 2000 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | AccountContract Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		18.50%	18.50%	18.50%	18.50%	18.50%	18.50%	18.50%	18.50%	18.50%	18.50%	18.50%	18.50%	18.50%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		123.00%	123.00%	123.00%	123.00%	123.00%	123.00%	123.00%	123.00%	123.00%	123.00%	123.00%	123.00%	123.00%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		118.00%	118.00%	118.00%	118.00%	118.00%	118.00%	118.00%	118.00%	118.00%	118.00%	118.00%	118.00%	118.00%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		200.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage 2 Advisory | Capital Strength Net Fee Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		150.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Level Advantage 2 Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		20.50%	20.50%	20.50%	20.50%	20.50%	20.50%	20.50%	20.50%	20.50%	20.50%	20.50%	20.50%	20.50%
Level Advantage 2 Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%
Level Advantage 2 Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.75%	16.75%	16.75%	16.75%	16.75%	16.75%	16.75%	16.75%	16.75%	16.75%	16.75%	16.75%	16.75%
Level Advantage 2 Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%
Level Advantage 2 Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage 2 Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage 2 Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage 2 Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%
Level Advantage 2 Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Advisory | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage 2 Advisory | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		120.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%
Level Advantage 2 Advisory | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		115.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%
Level Advantage 2 Advisory | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%
Level Advantage 2 Advisory | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%
Level Advantage 2 Advisory | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
Level Advantage 2 Advisory | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%	7.50%
Level Advantage 2 Advisory | First Trust American Leadership Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		200.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
Level Advantage 2 Advisory | First Trust American Leadership Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		150.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage 2 Advisory | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%	23.00%
Level Advantage 2 Advisory | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		22.50%	22.50%	22.50%	22.50%	22.50%	22.50%	22.50%	22.50%	22.50%	22.50%	22.50%	22.50%	22.50%
Level Advantage 2 Advisory | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%	140.00%
Level Advantage 2 Advisory | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%
Level Advantage 2 Advisory | Capital Group Growth ETF | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		19.50%	19.50%	19.50%	19.50%	19.50%	19.50%	19.50%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%
Level Advantage 2 Advisory | Capital Group Growth ETF | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	19.00%	18.50%	18.50%	18.50%	18.50%	18.50%	18.50%
Level Advantage 2 Advisory | Capital Group Growth ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Level Advantage 2 Advisory | Capital Group Growth ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%
Level Advantage 2 Advisory | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.75%	13.75%	13.75%	13.75%	13.75%	13.75%	13.75%	13.25%	13.25%	13.25%	13.25%	13.25%	13.25%
Level Advantage 2 Advisory | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
Level Advantage 2 Advisory | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%
Level Advantage 2 Advisory | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Level Advantage 2 Advisory | Capital Group Growth ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%
Level Advantage 2 Advisory | Capital Group Growth ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%
Level Advantage 2 Advisory | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%
Level Advantage 2 Advisory | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Level Advantage 2 Advisory | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Level Advantage 2 Advisory | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%
Level Advantage 2 Advisory | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%
Level Advantage 2 Advisory | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
Level Advantage 2 Advisory | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%
Level Advantage 2 Advisory | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.75%	10.75%	10.75%	10.75%	10.75%	10.75%	10.75%	10.75%	10.75%	10.75%	10.75%	10.75%	10.75%
Level Advantage 2 Advisory | Capital Group Global Growth Equity ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%
Level Advantage 2 Advisory | Capital Group Global Growth Equity ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Level Advantage 2 B Share
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
Lincoln Level Advantage 2® Crediting Rates with Account Value Death Benefit
Lincoln Level Advantage 2® B-Share
Index Name	12/16/2024 - 1/14/2025	1/15/2025 - 2/17/2025	2/18/2025 - 3/16/2025	3/17/2025 - 4/14/2025	4/15/2025 - 5/14/2025	5/15/2025 - 6/15/2025	6/16/2025 - 7/17/2025	7/18/2025 - 8/14/2025	8/15/2025 - 9/14/2025	9/15/2025 - 10/14/2025	10/15/2025 - 11/14/2025	11/15/2025 - 12/14/2025	12/15/2025 - 1/29/2026
1 Year S&P 500® Price Return Index Performance Cap 10% Protection Level	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	16.00%
1 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	13.25%	13.25%	13.25%	13.25%	13.25%	13.25%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%
1 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.50%
1 Year S&P 500® Price Return Index Performance Cap 100% Protection Level	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
1 Year Russell 2000® Price Return Index Performance Cap 10% Protection Level	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
1 Year MSCI EAFE Index Performance Cap 10% Protection Level	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
1 Year Capital Strength Net Fee Index Performance Cap 10% Protection Level	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
1 Year Capital Strength Net Fee Index Performance Cap 15% Protection Level	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%
1 Year First Trust American Leadership IndexSM Performance Cap 10% Protection Level	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
1 Year First Trust American Leadership IndexSM Performance Cap 15% Protection Level	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
1 Year Capital Group Growth ETF Performance Cap 10% Protection Level	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
1 Year Capital Group Growth ETF Performance Cap 15% Protection Level	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%
1 Year Capital Group Global Growth Equity ETF Performance Cap 10% Protection Level	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%
1 Year Capital Group Global Growth Equity ETF Performance Cap 15% Protection Level	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
1 Year S&P 500® Price Return Index Dual Performance Trigger Rate 10% Protection Level	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
1 Year Russell 2000® Price Return Index Dual Performance Trigger Rate 10% Protection Level	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
1 Year Capital strength Net Fee Index Dual Performance Trigger Rate 10% Protection Level	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
1 Year First Trust American Leadership IndexTM Dual Performance Trigger Rate 10% Protection Level	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
1 Year Capital Group Growth ETF Dual Performance Trigger Rate 10% Protection Level	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
1 Year Capital Group Global Growth Equity ETF Dual Performance Trigger Rate 10% Protection Level	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
1 Year S&P 500® Price Return Index Performance Trigger Rate 10% Protection Level	10.75%	10.75%	10.75%	10.75%	10.75%	10.75%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
1 Year S&P 500® Price Return Index Performance Trigger Rate 15% Protection Level	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
1 Year S&P 500® Price Return Index Performance Trigger Rate 20% Protection Level	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%
1 Year Capital Group Growth ETF Performance Trigger Rate 10% Protection Level	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
1 Year Capital Group Growth ETF Performance Trigger Rate 15% Protection Level	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
1 Year Capital Group Global Growth Equity ETF Performance Trigger Rate 10% Protection Level	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
1 Year Capital Group Global Growth Equity ETF Performance Trigger Rate 15% Protection Level	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
3 Year S&P 500® Price Return Index Participation Rate 10% Protection Level	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
3 Year Capital Strength Net Fee IndexSM Participation Rate 10% Proction Level	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%
3 Year First Trust American Leadership IndexTM Participation Rate 10% Protection Level	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%
6 Year S&P 500® Price Return Index Performance Cap Annual Lock 10% Protection Level	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
6 Year Russell 2000® Price Return Index Peformance Cap Annual Lock 10% Protection Level	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%
6 Year S&P 500® Price Return Index Performance Cap 15% Protection Level	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	150.00%
6 Year S&P 500® Price Return Index Performance Cap 20% Protection Level	125.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	90.00%	90.00%
6 Year S&P 500® Price Return Index Performance Cap 25% Protection Level	85.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%
6 Year S&P 500® Price Return Index Performance Cap 30% Protection Level	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
6 Year Russell 2000® Price Return Index Performance Cap 15% Protection Level	125.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
6 Year Russell 2000® Price Return Index Performance Cap 20% Protection Level	100.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
6 Year Russell 2000® Price Return Index Performance Cap 25% Protection Level	90.00%	90.00%	90.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%
6 Year Russell 2000® Price Return Index Performance Cap 30% Protection Level	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 15% Protection Level	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 20% Protection Level	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 25% Protection Level	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	85.00%
6 Year Capital Strength Net Fee IndexSM Performance Cap 30% Protection Level	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
6 Year First Trust American Leadership IndexTM Performance Cap 15% Protection Level	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	150.00%
6 Year First Trust American Leadership IndexTM Performance Cap 20% Protection Level	100.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
6 Year First Trust American Leadership IndexTM Performance Cap 25% Protection Level	90.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
6 Year First Trust American Leadership IndexTM Performance Cap 30% Protection Level	70.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
6 Year S&P 500® Price Return index Participation Rate 10% Protection Level	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	103.00%	103.00%	103.00%	103.00%	101.00%	101.00%
6 Year Russell 2000® Price Return Index Participation Rate 10% Protection Level	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
6 Year MSCI EAFE Index Participation Rate 10% Protection Level	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%
6 Year Capital Strength Net Fee IndexSM Participation Rate 10% Protection Level	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
6 Year First Trust American Leadership IndexTM Participation Rate 10% Protection Level	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	105.00%
6 Year S&P 500® Price Return Index Dual10 Plus	999.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	125.00%	125.00%	125.00%	125.00%	125.00%	105.00%
6 Year S&P 500® Price Return Index Dual15 Plus	125.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	90.00%	90.00%	90.00%	90.00%	90.00%	80.00%
6 Year Russell 2000® Price Return Index Dual15 Plus	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
6 Year Capital Strength Net Fee IndexSM Dual15 Plus	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	70.00%	70.00%	70.00%	70.00%	70.00%	60.00%
6 Year First Trust American Leadership IndexTM Dual15 Plus	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	115.00%	115.00%	115.00%	115.00%	115.00%	105.00%

Level Advantage 2 B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.75%	16.75%	16.75%	16.75%	16.75%	16.75%	16.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%
Level Advantage 2 B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.50%	13.25%	13.25%	13.25%	13.25%	13.25%	13.25%
Level Advantage 2 B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.25%	13.25%	13.25%	13.25%	13.25%	13.25%	13.25%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		150.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		105.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.50%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%
Level Advantage 2 B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.25%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
Level Advantage 2 B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	125.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	80.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	100.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
Level Advantage 2 B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	85.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	75.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		101.00%	101.00%	103.00%	103.00%	103.00%	103.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	101.00%	101.00%	101.00%	101.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	10.75%	10.75%	10.75%	10.75%	10.75%	10.75%
Level Advantage 2 B Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
Level Advantage 2 B Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%	9.75%
Level Advantage 2 B Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%
Level Advantage 2 B Share | SP 500 Price Return Index | Performance Trigger Rate | Protection Level 20 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
Level Advantage 2 B Share | SP 500 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Dual Rate | Dual Plus 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		105.00%	125.00%	125.00%	125.00%	125.00%	125.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	999.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Dual Rate | Dual Plus 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	100.00%	100.00%	100.00%	100.00%	100.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	500.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	90.00%	90.00%	90.00%	90.00%	90.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	125.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		75.00%	85.00%	85.00%	85.00%	85.00%	85.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	100.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
Level Advantage 2 B Share | SP 500 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
Level Advantage 2 B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Level Advantage 2 B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%
Level Advantage 2 B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	125.00%
Level Advantage 2 B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	115.00%
Level Advantage 2 B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	100.00%
Level Advantage 2 B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	80.00%	80.00%	90.00%
Level Advantage 2 B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	90.00%	90.00%	90.00%
Level Advantage 2 B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	85.00%	85.00%	85.00%
Level Advantage 2 B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
Level Advantage 2 B Share | Russell 2000 Price Return Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%
Level Advantage 2 B Share | Russell 2000 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%
Level Advantage 2 B Share | Russell 2000 Price Return Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Level Advantage 2 B Share | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Level Advantage 2 B Share | Russell 2000 Price Return Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%
Level Advantage 2 B Share | Russell 2000 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
Level Advantage 2 B Share | Russell 2000 Price Return Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Level Advantage 2 B Share | Russell 2000 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%
Level Advantage 2 B Share | Russell 2000 Price Return Index | Performance Cap Annual Lock | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | AccountContract Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%	16.25%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%	999.00%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%	500.00%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		85.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	70.00%	70.00%	70.00%	70.00%	70.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
Level Advantage 2 B Share | Capital Strength Net Fee Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		55.00%	65.00%	65.00%	65.00%	65.00%	65.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
Level Advantage 2 B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
Level Advantage 2 B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		17.75%	17.75%	17.75%	17.75%	17.75%	17.75%	17.75%	17.75%	17.75%	17.75%	17.75%	17.75%	17.75%
Level Advantage 2 B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Level Advantage 2 B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%	14.75%
Level Advantage 2 B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		150.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage 2 B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%	150.00%
Level Advantage 2 B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	100.00%
Level Advantage 2 B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 20 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	90.00%
Level Advantage 2 B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	90.00%
Level Advantage 2 B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 25 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	85.00%
Level Advantage 2 B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	70.00%
Level Advantage 2 B Share | First Trust American Leadership Index | Cap Rate Return Limit [Member] | Protection Level 30 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	65.00%
Level Advantage 2 B Share | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		105.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
Level Advantage 2 B Share | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%
Level Advantage 2 B Share | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%
Level Advantage 2 B Share | First Trust American Leadership Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 3 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
Level Advantage 2 B Share | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
Level Advantage 2 B Share | First Trust American Leadership Index | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Level Advantage 2 B Share | First Trust American Leadership Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		105.00%	115.00%	115.00%	115.00%	115.00%	115.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Level Advantage 2 B Share | First Trust American Leadership Index | Dual Rate | Dual Plus 15 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		95.00%	105.00%	105.00%	105.00%	105.00%	105.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Level Advantage 2 B Share | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Level Advantage 2 B Share | MSCI EAFE Index | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%	19.75%
Level Advantage 2 B Share | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%
Level Advantage 2 B Share | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 6 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%
Level Advantage 2 B Share | Capital Group Growth ETF | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	18.00%	17.50%	17.50%	17.50%	17.50%	17.50%	17.50%
Level Advantage 2 B Share | Capital Group Growth ETF | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		17.75%	17.75%	17.75%	17.75%	17.75%	17.75%	17.75%	17.25%	17.25%	17.25%	17.25%	17.25%	17.25%
Level Advantage 2 B Share | Capital Group Growth ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%	14.50%
Level Advantage 2 B Share | Capital Group Growth ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%	14.25%
Level Advantage 2 B Share | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
Level Advantage 2 B Share | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.25%	12.25%	12.25%	12.25%	12.25%	12.25%
Level Advantage 2 B Share | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
Level Advantage 2 B Share | Capital Group Growth ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%
Level Advantage 2 B Share | Capital Group Growth ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Level Advantage 2 B Share | Capital Group Growth ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%	8.75%
Level Advantage 2 B Share | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%
Level Advantage 2 B Share | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%	15.75%
Level Advantage 2 B Share | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%	13.00%
Level Advantage 2 B Share | Capital Group Global Growth Equity ETF | Cap Rate Return Limit [Member] | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%	12.75%
Level Advantage 2 B Share | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.00%	11.00%	11.00%	11.00%	11.00%	11.00%
Level Advantage 2 B Share | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	11.25%	10.75%	10.75%	10.75%	10.75%	10.75%	10.75%
Level Advantage 2 B Share | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
Level Advantage 2 B Share | Capital Group Global Growth Equity ETF | Performance Trigger Rate | Protection Level 15 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%	10.25%
Level Advantage 2 B Share | Capital Group Global Growth Equity ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Account Value Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Level Advantage 2 B Share | Capital Group Global Growth Equity ETF | Dual Performance Trigger Rate | Protection Level 10 | Postive Return [Member] | Point To Point 1 Year | Guarantee of Principal Death Benefit
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%	7.75%